Advances for Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 19,294	$ 8,596
Additions for advances, including capitalized expenses and interest	49,097	50,423
Transferred to vessel cost	(59,265)	(39,725)
Advances for vessels, ending balance	$ 9,126	$ 19,294